Capital and Capital Reserves (Details Textual) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Capital and Capital Reserves (Textual)
Purchased ordinary shares	5,862,615
Capital and Capital Reserves [Member]
Capital and Capital Reserves (Textual)
Ordinary shares, par value	₪ 0.1	₪ 0.1